Borrowings - Working capital facility (Details) - Working capital facility - Sunset Power - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Dec. 23, 2022
Borrowings
Maximum borrowing capacity		$ 20.0
Commitment fee (percentage)	2.00%
NAB facility	9.50%
Term of loan	360 days
Maximum repayment term	14 months